Principal Accounting Policies (Details 4)	12 Months Ended				12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 Customer contracts and relationships Equal to or more than	Dec. 31, 2012 Customer contracts and relationships Less than	Dec. 31, 2012 Technology
Intangible assets
Estimated useful lives of assets					8 years	10 years	3 years
Advertising Expense
Advertising expenses	242,800,000	247,000,000	203,700,000
Foreign currency translation
Buying rate per US$	6.2301			$ 1.00